As filed with the Securities and Exchange Commission on December 1, 2015
File No. 333-40410
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 30	/X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 518	/X/
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Address of Depositor's Principal Offices)
(860) 547-4390
(Depositor's Telephone Number, Including Area Code)
LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective (check appropriate box)

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on December 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 30, by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-40410), as filed on April 22, 2015. This Post-Effective Amendment No. 30 does not supersede Post-Effective Amendment No. 29 filed on April 22, 2015 .
A Supplement to the Prospectus, dated December 1, 2015 is included in Part A of this Post-Effective Amendment.

PART A